Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (174,814)	$ 994,112	$ (3,919,453)
Other comprehensive income (loss), net of tax:
Reclassification adjustment for amortization of unrecognized prior service credits included in net periodic pension costs and other, net of tax	21	(5)	(248)
Reclassification adjustment for amortization of unrecognized actuarial loss included in net periodic pension costs, net of tax	2,074	2,223	5,244
Actuarial gain (loss) arising during the year, net of tax	(13,896)	(177)	22,943
Curtailment gain, net of tax of $3.8 million			6,510
Unrealized gains (losses) on investments, net of tax	567	285	(21)
Reclassification adjustment for realized gain on investments, net of tax	(235)	(192)	(340)
Other comprehensive income (loss)	(11,469)	2,134	34,088
Comprehensive income (loss)	(186,283)	996,246	(3,885,365)
Comprehensive income attributable to noncontrolling interest	(3,914)	(3,915)	(3,934)
Comprehensive income (loss) attributable to Intelsat S.A.	$ (190,197)	$ 992,331	$ (3,889,299)